Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 62-1612879-001	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 5,606,581
EBP, Net Asset Available for Benefit	$ 554,190,307
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: Allspring Spec Mid Cap Val R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,860,668
EBP, Investment, Number of Shares | shares	106,384
Investment, Identifier [Axis]: American Century Sm Cap Growth Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,393,846
EBP, Investment, Number of Shares | shares	144,051
Investment, Identifier [Axis]: D&C Income Fund Class X
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,351,893
EBP, Investment, Number of Shares | shares	260,645
Investment, Identifier [Axis]: Federham Inst HY Bond R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,186,878
EBP, Investment, Number of Shares | shares	242,179
Investment, Identifier [Axis]: Fidelity Blue Chip Growth K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 48,634,363
EBP, Investment, Number of Shares | shares	1,099,330
Investment, Identifier [Axis]: Franklin Small Cap Value Fund R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,572,571
EBP, Investment, Number of Shares | shares	26,088
Investment, Identifier [Axis]: Goldman Sachs Int Equity Income R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,485,785
EBP, Investment, Number of Shares | shares	65,223
Investment, Identifier [Axis]: JP Morgan Mid Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,666,736
EBP, Investment, Number of Shares | shares	32,214
Investment, Identifier [Axis]: Mativ Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,029,158
EBP, Investment, Number of Shares | shares	249,313
Investment, Identifier [Axis]: PIMCO International Bond USD Hedged Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 673,901
EBP, Investment, Number of Shares | shares	67,865
Investment, Identifier [Axis]: Putnam Large Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,416,764
EBP, Investment, Number of Shares | shares	443,513
Investment, Identifier [Axis]: Standard Stable Asset Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 254,120
EBP, Investment, Number of Shares | shares	7,294
Investment, Identifier [Axis]: Total
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 500,265,060
Investment, Identifier [Axis]: Vanguard Cash Reserves Federal MM Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 137,864
EBP, Investment, Number of Shares | shares	137,864
Investment, Identifier [Axis]: Vanguard Institutional Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 64,815,237
EBP, Investment, Number of Shares | shares	117,402
Investment, Identifier [Axis]: Vanguard Int'l Growth Fund ADM
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,770,588
EBP, Investment, Number of Shares | shares	33,078
Investment, Identifier [Axis]: Vanguard Lifestyle Conservative Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,285,125
EBP, Investment, Number of Shares | shares	150,418
Investment, Identifier [Axis]: Vanguard Lifestyle Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,351,267
EBP, Investment, Number of Shares | shares	263,183
Investment, Identifier [Axis]: Vanguard Lifestyle Moderate Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,031,960
EBP, Investment, Number of Shares | shares	174,435
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,272,365
EBP, Investment, Number of Shares | shares	179,798
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 36,699,276
EBP, Investment, Number of Shares | shares	36,699,276
Investment, Identifier [Axis]: Vanguard Self Directed Brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,336,112
EBP, Investment, Number of Shares | shares	8,336,112
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,144,989
EBP, Investment, Number of Shares | shares	98,276
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,715,343
EBP, Investment, Number of Shares | shares	426,788
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 34,798,027
EBP, Investment, Number of Shares | shares	1,744,262
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 43,122,930
EBP, Investment, Number of Shares | shares	1,018,732
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 46,138,371
EBP, Investment, Number of Shares | shares	1,685,112
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,416,194
EBP, Investment, Number of Shares | shares	588,913
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 27,389,356
EBP, Investment, Number of Shares | shares	788,410
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,617,682
EBP, Investment, Number of Shares | shares	398,408
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,386,511
EBP, Investment, Number of Shares | shares	353,484
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,034,947
EBP, Investment, Number of Shares | shares	213,758
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,631,672
EBP, Investment, Number of Shares | shares	90,724
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 589,299
EBP, Investment, Number of Shares | shares	18,520
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,857,587
EBP, Investment, Number of Shares | shares	638,615
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,223,664
EBP, Investment, Number of Shares | shares	1,660,559
Investment, Identifier [Axis]: Vanguard Total International Stock Index Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 15,290,677
EBP, Investment, Number of Shares | shares	94,334